Deposits - Schedule of Maturities of Outstanding Certificates of Deposit (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Deposits [Abstract]
2027	$ 163,293
2028	18,952
2029	363
2030	193
2031 and thereafter	284
Time Deposits, Total	$ 183,085